EARNINGS PER SHARE - Narrative (Details) - Class B Shares - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income, basic (less than)	$ 0	$ 0
Net income attributable to the common stockholders, diluted	$ 0	$ 0